Goodwill and Other Intangibles Resulting from Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles Resulting from Business Acquisitions [Abstract]
Changes in net carrying amount of goodwill

Changes in the net carrying amount of goodwill for 2011 and 2010, by reportable segment and other businesses, were as follows:

(In millions)	Pressure- sensitive Materials	Retail Branding and Information Solutions	Other specialty converting businesses	Discontinued operations	Total

Goodwill	$351.4	$1,242.8	$3.6	$173.0	$1,770.8
Accumulated impairment losses(1)	–	(820.0)	–	–	(820.0)
Balance as of January 2, 2010	351.4	422.8	3.6	173.0	950.8
Acquisitions	–	.7	–	–	.7
Translation adjustments	(5.4)	(.3)	(.1)	(4.9)	(10.7)
Balance as of January 1, 2011	346.0	423.2	3.5	168.1	940.8
Acquisition adjustments	–	(.5)	–	–	(.5)
Translation adjustments	(9.3)	(3.6)	–	(2.1)	(15.0)
Discontinued operations(2)	–	–	–	(166.0)	(166.0)
Balance as of December 31, 2011	$336.7	$419.1	$3.5	$–	$759.3

Goodwill	$336.7	$1,239.1	$3.5	$–	$1,579.3
Accumulated impairment losses(1)	–	(820.0)	–	–	(820.0)
Balance as of December 31, 2011	$336.7	$419.1	$3.5	$–	$759.3

(1)	The Company recorded a non-cash impairment charge of $820 for the retail branding and information solutions reporting unit in the first quarter of 2009.
(2)

In connection with the divestiture of the Company’s OCP business, the goodwill balance was classified in the Consolidated Balance Sheet at year end 2011 as “Assets held for sale.” See Note 2, “Discontinued Operations and Sale of Product Lines,” for more information.

Finite-Lived Intangible Assets

The following table sets forth the Company’s finite-lived intangible assets resulting from business acquisitions at December 31, 2011 and January 1, 2011, which continue to be amortized:

	2011(1)			2010

(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$233.2	$117.2	$116.0	$291.9	$119.2	$172.7
Patents and other acquired technology	49.0	29.7	19.3	53.6	28.1	25.5
Trade names and trademarks	25.4	21.5	3.9	44.8	38.0	6.8
Other intangibles	12.2	8.2	4.0	14.4	8.5	5.9
Total	$319.8	$176.6	$143.2	$404.7	$193.8	$210.9

(1)	The finite-lived intangible assets related to the Company’s OCP business were classified in the Consolidated Balance Sheet at year end 2011 as “Assets held for sale.” See Note 2, “Discontinued Operations and Sale of Product Lines,” for more information.

Future amortization expense for finite lived intangible assets

The estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

(In millions)	Estimated Amortization Expense

2012	$29.8
2013	28.3
2014	24.6
2015	21.1
2016	19.5

Weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets

As of December 31, 2011, the weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets were as follows:

(In years)	Weighted-average amortization periods from the date of acquisition	Weighted- average remaining useful life

Customer relationships	11	5
Patents and other acquired technology	13	5
Trade names and trademarks	12	6
Other intangibles	6	3